FRANKLIN TEMPLETON AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	March 31, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.8%
American Funds Insurance Series:
Blue Chip Income and Growth Fund, Class 1A		146,336	$2,296,012
Growth Fund, Class 1A		68,628	8,493,396
New World Fund, Class 1A		211,780	6,702,840
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		131,445	4,160,235
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		85,786	3,518,930
Janus Aspen Series - Janus Henderson VIT Global Research Portfolio, Institutional Shares		52,998	3,475,070
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		368,490	6,033,437
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		822,577	10,424,512	(a)
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		219,339	16,623,407
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		446,479	13,607,386
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		203,127	6,710,613
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		592,885	14,982,193
Variable Insurance Products Fund II:
VIP Bond Index Portfolio, Initial Class		660,512	7,232,605
VIP Contrafund® Portfolio, Initial Class		98,896	4,648,095	(b)
VIP International Index Portfolio, Initial Class		422,350	4,764,113
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class		31,783	2,367,209

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $106,502,158)			116,040,053

	RATE
SHORT-TERM INVESTMENTS - 1.1%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $1,268,742)	0.015%	1,268,742	1,268,742

TOTAL INVESTMENTS - 99.9% (Cost - $107,770,900)			117,308,795
Other Assets in Excess of Liabilities - 0.1%			157,416

TOTAL NET ASSETS - 100.0%			$117,466,211

(a)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(b)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2021 Quarterly Report	1

FRANKLIN TEMPLETON MODERATELY AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	March 31, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.7%
American Funds Insurance Series:
Blue Chip Income and Growth Fund, Class 1A		538,875	$8,454,945
Growth Fund, Class 1A		183,081	22,658,086
New World Fund, Class 1A		339,308	10,739,093
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		311,288	9,852,255
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		2,288,155	21,394,246
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		237,085	9,725,209
Janus Aspen Series - Janus Henderson VIT Global Research Portfolio, Institutional Shares		130,111	8,531,380
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,381,867	35,427,175
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,486,968	24,346,729
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,945,304	24,652,836	(a)
MainStay VP MacKay Government Portfolio, Initial Class		777,104	8,573,093
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		624,097	47,299,336
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,330,169	40,539,685
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		553,187	18,275,368
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,935,238	21,423,088
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		1,428,392	36,095,470
Variable Insurance Products Fund II:
VIP Bond Index Portfolio, Initial Class		3,920,453	42,928,962
VIP Contrafund® Portfolio, Initial Class		273,346	12,847,276	(b)
VIP International Index Portfolio, Initial Class		1,377,744	15,540,954
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class		117,124	8,723,383

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $403,089,721)			428,028,569

	RATE
SHORT-TERM INVESTMENTS - 1.2%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $4,927,238)	0.015%	4,927,238	4,927,238

TOTAL INVESTMENTS - 99.9% (Cost - $408,016,959)			432,955,807
Other Assets in Excess of Liabilities - 0.1%			645,548

TOTAL NET ASSETS - 100.0%			$433,601,355

(a)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(b)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Templeton Model Portfolio Funds 2021 Quarterly Report

FRANKLIN TEMPLETON MODERATE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	March 31, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.1%
American Funds Insurance Series:
Blue Chip Income and Growth Fund, Class 1A		586,214	$9,197,694
Growth Fund, Class 1A		125,567	15,540,215
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		339,026	10,730,178
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		1,781,035	16,652,676
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		224,179	9,195,803
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		3,581,748	53,273,852
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,185,621	19,412,646
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,792,045	22,710,587	(a)
MainStay VP MacKay Government Portfolio, Initial Class		2,784,241	30,716,030
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		679,328	51,485,242
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,179,631	35,951,734
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		534,494	17,657,803
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		3,887,832	43,038,302
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		605,107	15,291,056
Variable Insurance Products Fund II:
VIP Bond Index Portfolio, Initial Class		2,898,922	31,743,201
VIP Contrafund® Portfolio, Initial Class		241,982	11,373,157	(b)
VIP International Index Portfolio, Initial Class		1,622,974	18,307,141

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $394,102,949)			412,277,317

	RATE
SHORT-TERM INVESTMENTS - 1.6%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $6,464,504)	0.015%	6,464,504	6,464,504

TOTAL INVESTMENTS - 100.7% (Cost - $400,567,453)			418,741,821
Liabilities in Excess of Other Assets - (0.7)%			(2,905,745)

TOTAL NET ASSETS - 100.0%			$415,836,076

(a)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(b)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2021 Quarterly Report	3

FRANKLIN TEMPLETON MODERATELY CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	March 31, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.6%
American Funds Insurance Series, Growth Fund, Class 1A		33,403	$4,133,937
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I		481,229	3,628,463
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		132,470	4,192,681
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		386,744	3,616,054
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		101,661	4,170,147
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,830,872	27,231,846
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		612,515	7,762,404	(a)
MainStay VP MacKay Government Portfolio, Initial Class		2,299,869	25,372,383
MainStay VP MacKay High Yield Corporate Bond Portfolio, Initial Class		362,727	3,636,523
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		283,255	21,467,490
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		464,302	14,150,562
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		124,651	4,118,029
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,454,279	27,168,868
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		197,939	5,001,917
Variable Insurance Products Fund II:
VIP Bond Index Portfolio, Initial Class		1,359,862	14,890,487
VIP Contrafund® Portfolio, Initial Class		87,293	4,102,761	(b)
VIP International Index Portfolio, Initial Class		643,056	7,253,676

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $175,573,800)			181,898,228

	RATE
SHORT-TERM INVESTMENTS - 1.3%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $2,294,976)	0.015%	2,294,976	2,294,976

TOTAL INVESTMENTS - 99.9% (Cost - $177,868,776)			184,193,204
Other Assets in Excess of Liabilities - 0.1%			213,265

TOTAL NET ASSETS - 100.0%			$184,406,469

(a)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(b)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	Franklin Templeton Model Portfolio Funds 2021 Quarterly Report

FRANKLIN TEMPLETON CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited) (cont’d)	March 31, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.8%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I		572,529	$4,316,872
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,082,327	16,098,211
MainStay VP MacKay Government Portfolio, Initial Class		1,459,551	16,101,908
MainStay VP MacKay High Yield Corporate Bond Portfolio, Initial Class		1,185,001	11,880,227
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		158,764	12,032,511
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		352,757	10,751,004
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,309,527	14,496,465
PIMCO Total Return Portfolio, Institutional Class		1,105,210	12,356,248
Variable Insurance Products Fund II, VIP Bond Index Portfolio, Initial Class		862,747	9,447,077

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $105,833,266)			107,480,523

	RATE
SHORT-TERM INVESTMENTS - 1.1%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $1,153,357)	0.015%	1,153,357	1,153,357

TOTAL INVESTMENTS - 99.9% (Cost - $106,986,623)			108,633,880
Other Assets in Excess of Liabilities - 0.1%			105,974

TOTAL NET ASSETS - 100.0%			$108,739,854

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Templeton Model Portfolio Funds 2021 Quarterly Report	5

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (formerly known as Legg Mason/QS Aggressive Model Portfolio) (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (formerly known as Legg Mason/QS Moderately Aggressive Model Portfolio) (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (formerly known as Legg Mason/QS Moderate Model Portfolio) (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (formerly known as Legg Mason/QS Moderately Conservative Model Portfolio) (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (formerly known as Legg Mason/QS Conservative Model Portfolio) (“Conservative Model Portfolio”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from

6

Notes to Schedules of Investments (unaudited) (continued)

financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$45,148,450	$70,891,603	—	$116,040,053

Short-Term Investments†	1,268,742	—	—	1,268,742

Total Investments	$46,417,192	$70,891,603	—	$117,308,795

† See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$187,062,223	$240,966,346	—	$428,028,569

Short-Term Investments†	4,927,238	—	—	4,927,238

Total Investments	$191,989,461	$240,966,346	—	$432,955,807

† See Schedule of Investments for additional detailed categorizations.

7

Notes to Schedules of Investments (unaudited) (continued)

Moderate Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$156,331,514	$255,945,803	—	$412,277,317

Short-Term Investments†	6,464,504	—	—	6,464,504

Total Investments	$162,796,018	$255,945,803	—	$418,741,821

† See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$74,025,054	$107,873,174	—	$181,898,228

Short-Term Investments†	2,294,976	—	—	2,294,976

Total Investments	$76,320,030	$107,873,174	—	$184,193,204

† See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$40,616,662	$66,863,861	—	$107,480,523

Short-Term Investments†	1,153,357	—	—	1,153,357

Total Investments	$41,770,019	$66,863,861	—	$108,633,880

† See Schedule of Investments for additional detailed categorizations.

8